FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         3/31/03
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):      [  ]   is a restatement.
                                       [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SC VII Management-A, LLC
Addess:           3000 Sand Hill Road
                  Bldg 4, Suite 280
                  Menlo Park, CA  94025

Form 13F File Number:      28-06129


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Moritz
Title:   Managing Member
Phone:   (650) 854-3927

Signature, Place, and Date of Signing:

Michael Moritz    Menlo Park, California    5/09/03


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                  7

Form 13F Information Table Value Total:          $ 208,603
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                            SC VII MANAGEMENT-A, LLC
                           FORM 13F INFORMATION TABLE
                                 AS OF 03/31/03


                                                        VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER          VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS     SOLE     SHARED    NONE
--------------------------- -------------- --------- ----------- --------   ---  ----  ------- --------   --------   ------    ----
LANDACORP                   COMMON         514756105     3,277   2,427,500  SH          SOLE                2,427,500
MEDTRONIC                   COMMON         585055106       696      15,418  SH          SOLE                   15,418
NETSCREEN TECHNOLOGIES      COMMON         64117V107   163,305   9,732,150  SH          SOLE                9,732,150
PIXELWORKS                  COMMON         72581M107    12,824   2,348,640  SH          SOLE                2,348,640
PLUMTREE SOFTWARE           COMMON         72940Q104    26,369   6,592,306  SH          SOLE                6,592,306
REDBACK NETWORKS            COMMON         757209101     1,846   3,182,314  SH          SOLE                3,182,314
TERRA LYCOS                  ADR           88100W103       286      60,310  SH          SOLE                   60,310







